Total
PF Multi-Asset Fund
PF Multi-Asset Fund
Investment Goal
This Fund seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PF Multi-Asset Fund Class P
Management Fee	0.35%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.56%
Less Expense Reimbursement	(0.05%)	[1]
Total Annual Fund Operating Expenses after Expense Reimbursement	0.51%
[1]	The investment adviser has agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.16% through 7/31/2021. This agreement shall automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment, along with the other expenses subject to the expense cap, would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example	1 year	3 years	5 years	10 years
PF Multi-Asset Fund | Class P | USD ($)	52	174	308	697

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example No Redemption	1 year	3 years	5 years	10 years
PF Multi-Asset Fund | Class P | USD ($)	52	174	308	697

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings).During the fiscal year ended March 31, 2020, the portfolio turnover rate was 57% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, the Fund buys and sells total return swap agreements to gain exposure to the U.S. and developed foreign equity markets, including growth and value styles, that may be denominated in foreign currencies. Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, actively manages the Fund’s exposures in these asset classes in seeking to contribute to overall returns for the Fund. PLFA generally seeks exposure to large-capitalization and mid-capitalization equities as defined by relevant index providers.

PLFA allocates the Fund’s assets among these asset classes based on its investment views, which take into account the following factors that span across different time horizons:

• Valuations.

• Economic fundamentals.

• Investor sentiment.

PLFA may increase or decrease the Fund’s exposure to an asset class in order to seek to capture upside opportunities, mitigate risk from disruptive market events, or for other reasons consistent with the Fund’s investment goal. PLFA seeks to gain or increase exposure to those market segments that are expected to benefit from a blend of the above three factors. Conversely, PLFA seeks to eliminate or reduce exposure to those segments of the market that are expected to be adversely affected by these three factors, or where other asset classes appear more attractive.

Sector allocations are determined based upon the sub-adviser's assessment of investment opportunities and/or market conditions.

When constructing the portfolio, PLFA will buy and sell total return swap agreements to obtain exposure to each asset class as determined by its investment process. While PLFA currently believes the likelihood is low that it will use other instruments in place of total return swaps, PLFA may purchase or sell futures or exchange-traded funds (or total return swaps on exchange-traded funds) as an alternative to the total return swaps if it determines that such instruments should be used to obtain these exposures.

Collateral Management: A significant portion of the Fund’s assets will be invested in investment grade debt securities, including domestic debt, and U.S. dollar denominated debt issued by foreign entities in developed markets, which are available as collateral for the Fund’s derivative positions. The investment grade debt securities are managed by Pacific Asset Management LLC and will normally include corporate debt, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities, and cash and cash equivalents. These holdings may earn some income for the Fund. Under normal circumstances, the derivatives collateral for the Fund is expected to maintain an average credit quality of A+ by Standard & Poor’s or of equivalent rating by Moody’s or Fitch and a weighted average duration between 1 and 2.75 years.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

● Derivatives Risk: The Fund’s use of swap agreements (a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, price volatility risk, regulatory risk, liquidity and valuation risk, correlation risk, and segregation risk. Each of these risks is described in Derivatives Risk in the Additional Information About Principal Risks section of the Prospectus. Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.

● Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

● Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

● Equity Securities Risk: The Fund’s use of derivatives to gain exposure to equity markets subjects it to this risk. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

● Active Management Risk: The Manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

● Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

● Growth Companies Risk: The Fund’s use of derivatives to gain exposure to the growth investment style subjects it to this risk. Growth companies have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

● Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

● Large-Capitalization Companies Risk: The Fund’s use of derivatives to gain exposure to the large-capitalization asset class subjects it to this risk. Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

● Leverage Risk: The Fund invests in swap agreements as a principal investment strategy. These derivative instruments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.

● Mid-Capitalization Companies Risk: The Fund’s use of derivatives to gain exposure to the mid-capitalization asset class subjects it to this risk. Mid-capitalization companies may be subject to greater risk of the price of their securities going up or down rapidly or unpredictably and may be more vulnerable to economic, market and industry changes than larger, more established companies.

● Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk, interest rate risk, subprime risk, prepayment risk, call risk, U.S. government securities risk and issuer risk. Each of these risks is described in Mortgage-Related and Other Asset-Backed Securities Risk in the Additional Information About Principal Risks section of the Prospectus.

● Sector Risk: The Fund may be invested more heavily from time to time in a particular sector (which is more broadly defined than an industry classification) based on investment opportunities or market conditions. If the Fund is invested more heavily in a particular sector, its performance will be more sensitive to developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events.

● U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

● Value Companies Risk: The Fund’s use of derivatives to gain exposure to the value investment style subjects it to this risk. Value companies are those that a Manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.

Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Pacific Asset Management LLC began co-managing the Fund with Pacific Life Fund Advisors LLC effective December 31, 2019. Prior to that date, Pacific Life Fund Advisors LLC, doing business under the name Pacific Asset Management, co-managed the Fund with Pacific Life Fund Advisors LLC.

Calendar Year Total Returns (%)1

[1] Class P return for the period 1/1/20 through 6/30/20: (6.78%)
Best and worst quarterly performance reflected within the bar chart: Q1 2019: 14.20%; Q3 2019: 0.68%
Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Returns - PF Multi-Asset Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class P	30.18%	6.84%	Jan. 31, 2018
After Taxes on Distributions | Class P	28.93%	5.97%
After Taxes on Distributions and Sale of Fund Shares | Class P	17.87%	4.86%
MSCI World Index (reflects no deductions for fees, expenses or taxes) (based on Class P inception date)	27.67%	5.46%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.